Offerings - Offering: 1	Jun. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, no par value
Amount Registered | shares	11,535,422
Maximum Aggregate Offering Price	$ 54,677,901.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,551.02
Rule 457(f)	true
Amount of Securities Received | shares	11,535,422
Value of Securities Received, Per Share	4.74
Value of Securities Received	$ 54,677,901.00
Cash Consideration Paid	0.00
Cash Consideration Received	0.00
Fee Note MAOP	$ 54,677,901.00
Offering Note	Includes the shares into which all common shares of ZeroStack Corp. that are issued and outstanding immediately prior to the Continuance (as defined in the Proxy Statement/Prospectus) will be converted in the Continuance, based on 2,430,808 common shares of ZeroStack Corp. outstanding on June 9, 2026, adjusted for the issuance of 9,104,614 common shares of ZeroStack Corp. to be issued in the Exchange (as defined in the Proxy Statement/Prospectus) prior to effecting the Continuance. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(f)(1) of the Securities Act of 1933, based on the average of the high ($4.76) and low ($4.72) prices of the common shares of ZeroStack Corp. as reported on the Nasdaq Capital Market on June 8, 2026.